Schedule of Notes Payable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Secured Debt, Current		$ 11,712,179
First Secured Convertible Note [Member]
Short-Term Debt [Line Items]
Issue Date	Oct. 24, 2014
Maturity Date	Dec. 31, 2021
Interest Rate	8.50%
Secured Debt, Current		5,000,000
Second Secured Convertible Note [Member]
Short-Term Debt [Line Items]
Issue Date	May 04, 2015
Maturity Date	Dec. 31, 2021
Interest Rate	8.50%
Secured Debt, Current		2,000,000
Third Secured Convertible Note [Member]
Short-Term Debt [Line Items]
Issue Date	Feb. 24, 2016
Maturity Date	Dec. 31, 2021
Interest Rate	8.50%
Secured Debt, Current		2,000,000
First Credit Facility [Member]
Short-Term Debt [Line Items]
Issue Date	Jul. 24, 2018
Maturity Date	Dec. 31, 2021
Interest Rate	8.50%
Secured Debt, Current		2,000,000
Second Credit Facility [Member]
Short-Term Debt [Line Items]
Issue Date	Sep. 19, 2019
Maturity Date	Dec. 31, 2021
Interest Rate	8.50%
Secured Debt, Current		$ 712,179